Business Segment and Geographic Region Information	12 Months Ended
Dec. 31, 2012
Segment Reporting [Abstract]
BUSINESS SEGMENT AND GEOGRAPHIC REGION INFORMATION
BUSINESS SEGMENT AND GEOGRAPHIC REGION INFORMATION
Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated on a regular basis by the chief operating decision maker, or decision making group, in deciding how to allocate resources to an individual segment and in assessing performance. Eaton’s segments are as follows:
Electrical Products and Electrical Systems and Services
The Electrical Products segment consists of electrical components, industrial components, residential products, single phase power quality, emergency lighting, fire detection, wiring devices, structural support systems, circuit protection, and lighting products. The Electrical Systems and Services segment consists of power distribution and assemblies, three phase power quality, hazardous duty electrical equipment, intrinsically safe explosion-proof instrumentation, utility power distribution, power reliability equipment, and services. The principal markets for these segments are industrial, institutional, governmental, utility, commercial, residential and information technology. These products are used wherever there is a demand for electrical power in commercial buildings, data centers, residences, apartment and office buildings, hospitals, factories and utilities. The segments share several common global customers, but a large number of customers are located regionally. Sales are made directly to original equipment manufacturers, utilities, and certain other end users, as well as through distributors, resellers and manufacturers representatives.
Hydraulics
The Hydraulics segment is a global leader in hydraulics components, systems and services for industrial and mobile equipment. Eaton offers a wide range of power products including pumps, motors and hydraulic power units; a broad range of controls and sensing products including valves, cylinders and electronic controls; a full range of fluid conveyance products including industrial and hydraulic hose, fittings, and assemblies, thermoplastic hose and tubing, couplings, connectors, and assembly equipment; filtration systems solutions; heavy-duty drum and disc brakes; and golf grips. The principal markets for the Hydraulics segment include oil and gas, renewable energy, marine, agriculture, construction, mining, forestry, utility, material handling, truck and bus, machine tools, molding, primary metals and power generation. Key manufacturing customers in these markets and other customers are located globally. Products are sold and serviced through a variety of channels.
Aerospace
The Aerospace segment is a leading global supplier of aerospace fuel, hydraulics and pneumatic systems for commercial and military use. Products include hydraulic power generation systems for aerospace applications including pumps, motors, hydraulic power units, hose and fittings, electro-hydraulic pumps and power and load management systems; controls and sensing products including valves, cylinders, electronic controls, electromechanical actuators, sensors, displays and panels, aircraft flap and slat systems and nose wheel steering systems; fluid conveyance products, including hose, thermoplastic tubing, fittings, adapters, couplings, sealing and ducting; and fuel systems including fuel pumps, sensors, valves, adapters and regulators. The principal markets for the Aerospace segment are manufacturers of commercial and military aircraft and related after-market customers. These manufacturers and other customers operate globally. Products are sold and serviced through a variety of channels.

Vehicle
The Vehicle segment is a leader in the design, manufacture, marketing and supply of drivetrain and powertrain systems and critical components that reduce emissions and improve fuel economy, stability, performance and safety of cars, light trucks and commercial vehicles. Products include transmissions, clutches, hybrid power systems, superchargers, engine valves and valve actuation systems, cylinder heads, locking and limited slip differentials, transmission and engine controls, fuel vapor components, compressor control clutches for mobile refrigeration, fluid connectors and hoses for air conditioning and power steering, underhood plastic components, fluid conveyance products including, hose, thermoplastic tubing, fittings, adapters, couplings and sealing products for the global vehicle industry. The principal markets for the Vehicle segment are original equipment manufacturers and aftermarket customers of heavy-, medium-, and light-duty trucks, SUVs, CUVs, passenger cars and agricultural equipment.
Other Information
No single customer represented greater than 10% of net sales in 2012, 2011 or 2010, respectively.
The accounting policies of the business segments are generally the same as the policies described in Note 1, except that inventory and related cost of products sold of the segments are accounted for using the FIFO method and operating profit only reflects the service cost component related to pensions and other postretirement benefits. Intersegment sales and transfers are accounted for at the same prices as if the sales and transfers were made to third parties. These intersegment sales are eliminated in consolidation.
For purposes of business segment performance measurement, the Company does not allocate items that are of a non-operating nature or are of a corporate or functional governance nature. Corporate expenses consist of transaction costs associated with the acquisition of certain businesses and corporate office expenses including compensation, benefits, occupancy, depreciation, and other administrative costs. Identifiable assets of the business segments exclude goodwill, other intangible assets, and general corporate assets, which principally consist of cash, short-term investments, deferred income taxes, certain accounts receivable, certain property, plant and equipment, and certain other assets. See Note 2 for additional information about business acquisitions.

Business Segment Information

	2012	2011	2010
Net sales
Electrical Products	$3,846	$3,619	$3,390
Electrical Systems and Services	3,872	3,557	3,033
Hydraulics	2,960	2,835	2,212
Aerospace	1,719	1,648	1,536
Vehicle	3,914	4,390	3,544
Total net sales	$16,311	$16,049	$13,715

Segment operating profit
Electrical Products	$640	$531	$490
Electrical Systems and Services	424	352	303
Hydraulics	369	438	279
Aerospace	213	244	220
Vehicle	570	695	408
Total segment operating profit	2,216	2,260	1,700

Corporate
Amortization of intangible assets	(195)	(190)	(181)
Interest expense - net	(208)	(118)	(136)
Pension and other postretirement benefits expense	(162)	(142)	(120)
Inventory step-up adjustment	(42)	(5)	—
Other corporate expense - net	(358)	(252)	(227)
Income before income taxes	1,251	1,553	1,036
Income tax expense	31	201	99
Net income	1,220	1,352	937
Less net income for noncontrolling interests	(3)	(2)	(8)
Net income attributable to Eaton ordinary shareholders	$1,217	$1,350	$929

Business segment operating profit was reduced by acquisition integration charges as follows:

	2012	2011	2010
Electrical Products	$4	$1	$23
Electrical Systems and Services	13	9	12
Hydraulics	16	4	1
Aerospace	—	—	4
Total	$33	$14	$40

Corporate acquisition integration charges, primarily related to the acquisition of Cooper, totaled $11 in 2012 and are included above in Other corporate expense - net. Acquisition-related transaction costs, such as investment banking, legal and other professional fees, are included above in Interest expense - net and Other corporate expense - net. In 2012, these charges totaled $178 and were related primarily to the acquisition of Cooper. There were no significant Corporate acquisition-related transaction costs in 2011 or 2010. See Note 3 for additional information about acquisition integration charges and transaction costs.
Business Segment Information

	2012	2011	2010
Identifiable assets
Electrical Products	$3,284	$1,653	$1,739
Electrical Systems and Services	2,449	1,242	1,163
Hydraulics	1,427	1,265	1,080
Aerospace	806	754	726
Vehicle	1,698	1,783	1,770
Total identifiable assets	9,664	6,697	6,478
Goodwill	14,211	5,537	5,454
Other intangible assets	7,468	2,192	2,272
Corporate	4,941	3,447	3,048
Total assets	$36,284	$17,873	$17,252

Capital expenditures for property, plant and equipment
Electrical Products	$108	$76	$77
Electrical Systems and Services	47	41	31
Hydraulics	60	70	45
Aerospace	27	21	21
Vehicle	148	172	120
Total	390	380	294
Corporate	203	188	100
Total expenditures for property, plant and equipment	$593	$568	$394

Depreciation of property, plant and equipment
Electrical Products	$78	$74	$76
Electrical Systems and Services	42	37	35
Hydraulics	61	54	52
Aerospace	26	26	25
Vehicle	136	147	153
Total	343	338	341
Corporate	38	29	28
Total depreciation of property, plant and equipment	$381	$367	$369

Geographic Region Information
Net sales are measured based on the geographic destination of sales. Long-lived assets consist of property, plant and equipment-net.

	2012	2011	2010
Net sales
United States	$7,789	$7,165	$6,166
Canada	918	815	666
Latin America	1,588	1,952	1,629
Europe	3,997	4,092	3,532
Asia Pacific	2,019	2,025	1,722
Total	$16,311	$16,049	$13,715

Long-lived assets
United States	$1,931	$1,227	$1,102
Canada	34	27	25
Latin America	348	247	275
Europe	845	649	664
Asia Pacific	665	452	411
Total	$3,823	$2,602	$2,477